United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/2013

Date of Reporting Period: Six months ended 03/31/2013

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
March 31, 2013
Share Class	Ticker
A	PSAFX
C	FPGCX
Institutional	FPGIX

Federated Prudent DollarBear Fund
(Successor to the Federated Prudent Global Income Fund Established 2000)

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2012 through March 31, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Foreign Government Debt Securities	73.5%
Equity Securities—Metals & Mining	1.6%
Closed-End Mutual Fund	3.0%
Derivative Contracts[2,3]	0.0%
Cash Equivalents[4]	17.9%
Other Assets and Liabilities—Net[5]	4.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
March 31, 2013 (unaudited)
Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		COMMON STOCKS—1.6%
		Metals & Mining—1.6%
16,382		Agnico Eagle Mines Ltd.	$671,987
10,000		Barrick Gold Corp.	294,000
10,000		Goldcorp, Inc., Class A	336,300
7,000		Newmont Mining Corp.	293,230
10,000		Royal Gold, Inc.	710,300
54,375		Yamana Gold, Inc.	834,656
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,089,553)	3,140,473
		FOREIGN GOVERNMENTS/AGENCIES—73.5%
		Agency—0.6%
7,000,000		KFW, 5.00%, 5/15/2013	1,203,049
		Sovereign—66.3%
8,300,000	[1]	Canada, Government of, 1.00% 8/29/2013	8,136,345
8,200,000	[1]	Canada, Government of, 1.00%, 5/9/2013	8,063,179
7,500,000	[1]	Canada, Government of, 1.00%, 6/6/2013	7,369,321
6,300,000	[1]	Canada, Government of, 1.04%, 4/25/2013	6,197,176
60,000,000	[1]	Hong Kong T-Bills, 0.10%, 12/4/2013	7,724,008
62,000,000	[1]	Hong Kong T-Bills, 0.10%, 8/14/2013	7,983,624
60,000,000	[1]	Hong Kong T-Bills, 0.12%, 7/17/2013	7,727,950
610,000,000	[1]	Japan, Government of, 0.05%, 5/27/2013	6,479,582
660,000,000	[1]	Japan, Government of, 0.08%, 5/13/2013	7,010,801
270,000,000	[1]	Japan, Government of, 0.08%, 5/20/2013	2,868,032
9,600,000	[1]	New Zealand, Government of, 6.50%, 4/15/2013	8,047,832
37,000,000	[1]	Norwegian T-Bill, 1.55%, 9/18/2013	6,286,817
2,700,000	[1]	Singapore T-Bills, 0.18%, 4/25/2013	2,176,472
13,000,000	[1]	Singapore T-Bills, 0.19%, 5/2/2013	10,478,806
63,000,000	[1]	Swedish T-Bill, 0.86%, 9/18/2013	9,624,864
2,000,000	[1,2]	Switzerland, Government of, 0.00%, 4/18/2013	2,106,815
7,000,000	[1,2]	Switzerland, Government of, 0.00%, 6/27/2013	7,374,297
6,100,000	[1]	United Kingdom, Government of, 0.34%, 7/22/2013	9,257,685
3,850,000	[1]	United Kingdom, Government of, 0.34%, 8/12/2013	5,841,664
		TOTAL	130,755,270
		State/Provincial—4.1%
7,800,000		New South Wales Treasury Corp., Series 813, 5.50%, 8/1/2013	8,187,117
Semi-Annual Shareholder Report

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Supranational—2.5%
14,400,000	[1]	Intl Bk Recon & Develop, 2.25%, 11/8/2013	$2,221,161
15,470,000		Nordic Investment Bank, 2.625%, 5/15/2013	2,648,087
		TOTAL	4,869,248
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $146,319,369)	145,014,684
		CLOSED-END MUTUAL FUND—3.0%
310,000		Central Fund of Canada Ltd. (IDENTIFIED COST $1,391,900)	6,004,700
		MUTUAL FUND—17.9%
35,373,454	[3,4]	Federated U.S. Treasury Cash Reserves Fund, Institutional Shares 0.00% (AT NET ASSET VALUE)	35,373,454
		TOTAL INVESTMENTS—96.0% (IDENTIFIED COST $185,174,276)[5]	189,533,311
		OTHER ASSETS AND LIABILITIES - NET—4.0%[6]	7,807,088
		TOTAL NET ASSETS—100%	$197,340,399
At March 31, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Depreciation
Contracts Sold:
4/3/2013	6,464,100 EUR	$8,253,667	$(32,525)
Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Discount rate at the time of purchase.
2	Zero coupon bond.
3	Affiliated holding.
4	7-day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2013.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$1,003,530	$—	$—	$1,003,530
International	2,136,943	—	—	2,136,943
Debt Securities:
Foreign Governments/Agencies	—	145,014,684	—	145,014,684
Closed-End Mutual Fund	6,004,700	—	—	6,004,700
Mutual Fund	35,373,454	—	—	35,373,454
TOTAL SECURITIES	$44,518,627	$145,014,684	$—	$189,533,311
OTHER FINANCIAL INSTRUMENTS*	$—	$(32,525)	$—	$(32,525)
*	Other financial instruments include foreign exchange contracts.
The following acronym is used throughout this portfolio:
EUR	—Euro
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2013	Year Ended September 30,
		2012	2011	2010	2009[1]	2008
Net Asset Value, Beginning of Period	$12.14	$12.89	$13.00	$12.80	$12.41	$13.30
Income From Investment Operations:
Net investment income (loss)[2]	(0.05)	(0.09)	(0.07)	(0.07)	0.01	0.18
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.54)	0.21	0.36	0.27	0.85	0.05
TOTAL FROM INVESTMENT OPERATIONS	(0.59)	0.12	0.29	0.20	0.86	0.23
Less Distributions:
Distributions from net investment income	—	(0.77)	(0.30)	—	(0.47)	(0.82)
Distributions from net realized gain on investments and foreign currency transactions	(0.01)	(0.10)	(0.10)	(0.00)[3]	(0.00)[3]	(0.30)
TOTAL DISTRIBUTIONS	(0.01)	(0.87)	(0.40)	(0.00)[3]	(0.47)	(1.12)
Redemption Fee	—	—	—	—	0.00[3]	0.00[3]
Net Asset Value, End of Period	$11.54	$12.14	$12.89	$13.00	$12.80	$12.41
Total Return[4]	(4.84)%	1.06%	2.36%	1.59%	7.39%	1.57%
Ratios to Average Net Assets:
Net expenses	1.29%[5]	1.29%	1.29%	1.28%	1.28%[6]	1.26%[6]
Net investment income (loss)	(0.79)%[5]	(0.75)%	(0.53)%	(0.55)%	0.10%	1.32%
Expense waiver/reimbursement[7]	0.06%[5]	0.02%	0.00%[8]	0.05%	0.02%	0.00%[8]
Supplemental Data:
Net assets, end of period (000 omitted)	$149,828	$189,004	$266,857	$302,129	$385,339	$461,748
Portfolio turnover	3%	2%	13%[9]	35%	171%	76%
Semi-Annual Shareholder Report

1	Prudent Global Income Fund (the “Predecessor Fund”) was reorganized into Federated Prudent DollarBear Fund (the “Fund”) as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations. Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.28% and 1.26% for the years ended September 30, 2009 and 2008, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
8	Represents less than 0.01%.
9	Previously reported as 192%. Corrected to exclude the impact of short term security transactions.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2013	Year Ended September 30,			Period Ended 9/30/2009[1]
		2012	2011	2010
Net Asset Value, Beginning of Period	$11.96	$12.73	$12.84	$12.73	$11.23
Income From Investment Operations:
Net investment income (loss)[2]	(0.09)	(0.18)	(0.17)	(0.16)	(0.12)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.53)	0.20	0.36	0.27	1.62
TOTAL FROM INVESTMENT OPERATIONS	(0.62)	0.02	0.19	0.11	1.50
Less Distributions:
Distributions from net investment income	—	(0.69)	(0.20)	—	—
Distributions from net realized gain on investments and foreign currency transactions	(0.01)	(0.10)	(0.10)	(0.00)[3]	—
TOTAL DISTRIBUTIONS	(0.01)	(0.79)	(0.30)	(0.00)[3]	—
Net Asset Value, End of Period	$11.33	$11.96	$12.73	$12.84	$12.73
Total Return[4]	(5.17)%	0.25%	1.57%	0.89%	13.36%
Ratios to Average Net Assets:
Net expenses	2.04%[5]	2.04%	2.03%	2.03%	2.03%[5,6]
Net investment income (loss)	(1.54)%[5]	(1.50)%	(1.28)%	(1.29)%	(1.18)%[5]
Expense waiver/reimbursement[7]	0.06%[5]	0.02%	0.00%[8]	0.05%	0.02%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$18,409	$23,575	$32,779	$24,697	$19,026
Portfolio turnover	3%	2%	13%[9]	35%	171%[10]
1	Reflects operations for the period from December 8, 2008 (date of initial investment) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 2.03% for the period ended September 30, 2009, after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
8	Represents less than 0.01%.
9	Previously reported as 192%. Corrected to exclude the impact of short term security transactions.
10	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended September 30, 2009.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2013	Year Ended September 30,			Period Ended 9/30/2009[1]
		2012	2011	2010
Net Asset Value, Beginning of Period	$12.19	$12.95	$13.07	$12.82	$11.23
Income From Investment Operations:
Net investment income (loss)[2]	(0.03)	(0.06)	(0.04)	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.54)	0.20	0.36	0.29	1.60
TOTAL FROM INVESTMENT OPERATIONS	(0.57)	0.14	0.32	0.25	1.59
Less Distributions:
Distributions from net investment income	—	(0.80)	(0.34)	—	—
Distributions from net realized gain on investments and foreign currency transactions	(0.01)	(0.10)	(0.10)	(0.00)[3]	—
TOTAL DISTRIBUTIONS	(0.01)	(0.90)	(0.44)	(0.00)[3]	—
Net Asset Value, End of Period	$11.61	$12.19	$12.95	$13.07	$12.82
Total Return[4]	(4.66)%	1.27%	2.56%	1.98%	14.16%
Ratios to Average Net Assets:
Net expenses	1.04%[5]	1.04%	1.04%	1.03%	1.03%[5,6]
Net investment income (loss)	(0.54)%[5]	(0.50)%	(0.32)%	(0.30)%	(0.12)%[5]
Expense waiver/reimbursement[7]	0.06%[5]	0.02%	0.00%[8]	0.05%	0.03%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$29,103	$33,849	$62,427	$17,316	$18,434
Portfolio turnover	3%	2%	13%[9]	35%	171%[10]
1	Reflects operations for the period from December 8, 2008 (date of initial investment) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.03% for the period ended September 30, 2009, after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
8	Represents less than 0.01%.
9	Previously reported as 192%. Corrected to exclude the impact of short term security transactions.
10	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended September 30, 2009.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2013 (unaudited)
Assets:
Total investment in securities, at value (including $35,373,454 of investment in an affiliated holding) (Note 5) (identified cost $185,174,276)		$189,533,311
Cash		85,307
Cash denominated in foreign currencies (identified cost $4,067,401)		4,039,781
Receivable for investments sold		8,270,650
Income receivable		569,015
Receivable for shares sold		192,394
TOTAL ASSETS		202,690,458
Liabilities:
Payable for investments purchased	$4,025,124
Payable for shares redeemed	1,067,434
Unrealized depreciation on foreign exchange contracts	32,525
Payable for shareholder services fee (Note 5)	53,668
Payable for distribution services fee (Note 5)	12,164
Payable for Directors'/Trustees' fees (Note 5)	517
Accrued expenses (Note 5)	158,627
TOTAL LIABILITIES		5,350,059
Net assets for 17,109,876 shares outstanding		$197,340,399
Net Assets Consist of:
Paid-in capital		$214,390,849
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		4,355,711
Accumulated net realized loss on investments and foreign currency transactions		(2,297,519)
Distributions in excess of net investment income		(19,108,642)
TOTAL NET ASSETS		$197,340,399
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($149,828,252 ÷ 12,978,945 shares outstanding), no par value, unlimited shares authorized	$11.54
Offering price per share (100/95.50 of $11.54)	$12.08
Redemption proceeds per share	$11.54
Class C Shares:
Net asset value per share ($18,408,981 ÷ 1,624,165 shares outstanding), no par value, unlimited shares authorized	$11.33
Offering price per share	$11.33
Redemption proceeds per share (99.00/100 of $11.33)	$11.22
Institutional Shares:
Net asset value per share ($29,103,166 ÷ 2,506,766 shares outstanding), no par value, unlimited shares authorized	$11.61
Offering price per share	$11.61
Redemption proceeds per share	$11.61
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended March 31, 2013 (unaudited)
Investment Income:
Interest		$517,780
Dividends (including $1,040 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $660)		38,994
TOTAL INCOME		556,774
Expenses:
Investment adviser fee (Note 5)	$834,449
Administrative fee (Note 5)	86,809
Custodian fees	20,966
Transfer and dividend disbursing agent fees and expenses	145,332
Directors'/Trustees' fees (Note 5)	922
Auditing fees	14,959
Legal fees	3,335
Portfolio accounting fees	61,726
Distribution services fee (Note 5)	80,823
Shareholder services fee (Note 5)	237,252
Share registration costs	34,034
Printing and postage	18,453
Insurance premiums (Note 5)	2,205
Miscellaneous (Note 5)	2,353
TOTAL EXPENSES	1,543,618
Waiver/reimbursement of investment adviser fee (Note 5)	(62,990)
Net expenses		1,480,628
Net investment income (loss)		(923,854)
Realized and Unrealized Loss on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions		(2,047,394)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency		(7,895,687)
Net realized and unrealized loss on investments and foreign currency transactions		(9,943,081)
Change in net assets resulting from operations		$(10,866,935)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2013	Year Ended 9/30/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(923,854)	$(2,336,281)
Net realized loss on investments and foreign currency transactions	(2,047,394)	(9,704,489)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(7,895,687)	14,296,520
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(10,866,935)	2,255,750
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	—	(14,898,360)
Class C Shares	—	(1,725,932)
Institutional Shares	—	(4,415,121)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(185,612)	(1,958,009)
Class C Shares	(23,768)	(252,413)
Institutional Shares	(33,240)	(554,643)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(242,620)	(23,804,478)
Share Transactions:
Proceeds from sale of shares	15,860,848	75,646,347
Net asset value of shares issued to shareholders in payment of distributions declared	227,952	22,242,260
Cost of shares redeemed	(54,065,887)	(191,975,413)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(37,977,087)	(94,086,806)
Change in net assets	(49,086,642)	(115,635,534)
Net Assets:
Beginning of period	246,427,041	362,062,575
End of period (including distributions in excess of net investment income of $(19,108,642) and $(18,184,788), respectively)	$197,340,399	$246,427,041
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
March 31, 2013 (unaudited)
1. Organization
Federated Income Securities Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Prudent DollarBear Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to seek current income and capital appreciation.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable time (for example, within five
Semi-Annual Shareholder Report

business days after a new security is delivered to the Fund), the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or subcustodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees and shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report

Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $0 and $4,756, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the
Semi-Annual Shareholder Report

respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized depreciation on foreign exchange contracts	$32,525
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$117,253
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(32,525)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
Semi-Annual Shareholder Report

3. Shares of Beneficial Interest
The following tables summarize share activity:
	Six Months Ended 3/31/2013		Year Ended 9/30/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	415,098	$4,945,645	2,584,785	$31,601,969
Shares issued to shareholders in payment of distributions declared	15,053	180,634	1,361,191	16,170,958
Shares redeemed	(3,023,877)	(35,894,808)	(9,081,196)	(110,605,820)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,593,726)	$(30,768,529)	(5,135,220)	$(62,832,893)
	Six Months Ended 3/31/2013		Year Ended 9/30/2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	163,462	$1,931,080	633,925	$7,713,177
Shares issued to shareholders in payment of distributions declared	1,685	19,900	158,153	1,863,037
Shares redeemed	(511,840)	(5,964,029)	(1,397,149)	(16,771,940)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(346,693)	$(4,013,049)	(605,071)	$(7,195,726)
	Six Months Ended 3/31/2013		Year Ended 9/30/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	750,476	$8,984,123	2,895,780	$36,331,201
Shares issued to shareholders in payment of distributions declared	2,274	27,418	353,339	4,208,265
Shares redeemed	(1,022,467)	(12,207,050)	(5,294,716)	(64,597,653)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(269,717)	$(3,195,509)	(2,045,597)	$(24,058,187)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,210,136)	$(37,977,087)	(7,785,888)	$(94,086,806)
4. Federal Tax Information
At March 31, 2013, the cost of investments for federal tax purposes was $185,174,276. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities and (b) outstanding foreign currency commitments was $4,359,035. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,086,334 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,727,299.
Semi-Annual Shareholder Report

5. Investment Adviser Fee and Other Transactions With Affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2013, the Adviser voluntarily waived $56,761 of its fees.
Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended March 31, 2013, the Sub-Adviser earned a fee of $206,143.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2013, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$80,823
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2013, FSC retained $13,690 of fees paid by the Fund. For the six months ended March 31, 2013, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2013, FSC retained $2,744 in sales charges from the sale of Class A Shares. FSC also retained $3,753 of CDSC relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended March 31, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$210,294
Class C Shares	26,958
TOTAL	$237,252
For the six months ended March 31, 2013, FSSC received $26,326 of Service Fees paid by the Fund.
Interfund Transactions
During the six months ended March 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $6,899 and $0, respectively.
Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not
Semi-Annual Shareholder Report

exceed 1.29%, 2.04% and 1.04% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended March 31, 2013, the Adviser reimbursed $6,229. Transactions with the affiliated holding during the six months ended March 31, 2013, were as follows:
Federated U.S. Treasury Cash Reserves Fund, Institutional Shares
Balance of Shares Held 9/30/2012	64,034,679
Purchases/Additions	28,916,480
Sales/Reductions	57,577,705
Balance of Shares Held 3/31/2013	35,373,454
Value	$35,373,454
Dividend Income	$1,040
6. Investment Transactions
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2013, were as follows:
Purchases	$380,190
Sales	$2,460,528
7. Concentration of Risk
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
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At March 31, 2013, the diversification of countries was as follows:
Country	Percentage of Net Assets
Canada	19.2%
Hong Kong	11.9%
Japan	8.3%
United Kingdom	7.7%
Singapore	6.4%
Sweden	4.9%
Switzerland	4.8%
Australia	4.1%
New Zealand	4.1%
Norway	3.2%
Germany	0.6%
8. Line of Credit
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2013, there were no outstanding loans. During the six months ended March 31, 2013, the Fund did not utilize the LOC.
9. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2013, there were no outstanding loans. During the six months ended March 31, 2013, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 to March 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2012	Ending Account Value 3/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$951.60	$6.28
Class C Shares	$1,000	$948.30	$9.91
Institutional Shares	$1,000	$953.40	$5.06
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.50	$6.49
Class C Shares	$1,000	$1,014.76	$10.25
Institutional Shares	$1,000	$1,019.75	$5.24
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.29%
Class C Shares	2.04%
Institutional Shares	1.04%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory
Contract–May 2012
Federated Prudent Dollar Bear Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated
Semi-Annual Shareholder Report

funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
Semi-Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
Semi-Annual Shareholder Report

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Prudent DollarBear Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C712
CUSIP 31420C696
CUSIP 31420C688
40438 (5/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date May 22, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 22, 2013